Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Basis of presentation

The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and the financial statement rules and regulations of the Securities and Exchange Commission (“SEC”). References for Financial Accounting Standards Board (“FASB”) standards are made to the FASB Accounting Standards Codification (“ASC”).

Basis of consolidation	The accompanying consolidated financial statements include the results of operations of the Company and its subsidiaries. Significant intercompany transactions and balances have been eliminated.
Subsidiaries

Subsidiaries are all entities over which the Group has control; has the power to appoint or remove the majority of the members of the board of directors; has the right to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Equity method of accounting

We account for our interest in an investment using the equity method of accounting per ASC No. 323, “Investments - Equity Method and Joint Ventures” if we are not the primary beneficiary of a VIE or do not have a controlling interest. The investment is recorded at cost and the carrying amount is adjusted periodically to recognize our proportionate share of income or loss, additional contributions made and dividends and capital distributions received. We record the effect of any impairment or other than temporary decrease in the value of the investment.

In the event a partially owned equity affiliate were to incur a loss and our cumulative proportionate share of the loss exceeded the carrying amount of the equity method investment, application of the equity method would be suspended and our proportionate share of further losses would not be recognized unless we committed to provide further financial support to the affiliate. We would resume application of the equity method once the affiliate became profitable and our proportionate share of the affiliate’s earnings equals our cumulative proportionate share of losses that were not recognized during the period the application of the equity method was suspended.

Revenue recognition

We adopted ASU No. 2014-09 ASC Topic 606, Revenue from Contacts with Customers, from January 1, 2018, using the modified retrospective transition method. Because there was no change to the timing and pattern of revenue recognition, there was no material changes to the Group’s processes and internal controls and there was no adjustment to beginning retained earnings  on January 1, 2018.

Our revenue is derived from long-term contracts for customers in our engineering services and short-term contracts for trading and manufacturing activities. Accounting treatment for these contracts in accordance with ASU No. 2014-09 ASC Topic 606, Revenue from Contracts with Customers, is as follows:

(i) Performance obligations satisfied over time (Engineering services)

Recognition of performance obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in the new revenue standard. The contract transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. Engineering services projects typically span between several days to over 5 years. The majority of our contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, is not distinct. Some contracts have multiple performance obligations, most commonly due to the contract covering multiple phases of the project life cycle (engineering).

Revenues are recognized as our obligations are satisfied over time, by reference to the progress towards complete satisfaction of that performance obligation.

If the Group expects the reference to progress certificates issued by the customers, with additional adjustments where necessary, depicts the Group’s performance in transferring control of goods or services promised to customers for individual projects, the Group satisfies the performance obligation over time and therefore, recognises revenue over time in accordance with the output method for measuring progress. Under output method, revenue recognition is based on the stage of completion of the contracts, provided that the stage of contract completion and the gross billing value of contracting work can be measured reliably. The stage of completion of a contract is established by reference to the construction works certified by customers.

Remaining performance obligations (“RPOs”)

RPOs represent the amount of revenues we expect to recognize in the future from our contract commitments on projects and are hereafter referred to as “Backlog”. Backlog includes the entire expected revenue values for subsidiary we consolidate. Backlog may not be indicative of future operating results, and projects included in Backlog may be canceled, modified or otherwise altered by customers.

The Group had the following backlog:

	2019	2018
	US $'000	US $'000
Engineering segment	$8,611	$4,303

Variable consideration

Contract modifications through change orders, claims and incentives are routine in the performance of the Group’s contracts to account for changes in the contract specifications or requirements. In most instances, contract modifications are not distinct from the existing contract due to the significant integration service provided in the contract and are accounted for as a modification of the existing contract and performance obligation. Either the Group or its customers may initiate change orders, which may include changes in specifications or designs, manner of performance, facilities, equipment, materials, sites and period of completion of the work. Change orders that are unapproved as to both price and scope are evaluated as claims. The Group considers claims to be amounts in excess of approved contract prices that the Group seeks to collect from its customers or others for customer-caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs.

The Group estimates variable consideration for a performance obligation at the most likely amount to which the Group expects to be entitled (or the most likely amount the Group expects to incur in the case of liquidated damages), utilizing estimation methods that best predict the amount of consideration to which the Group will be entitled (or will be incurred in the case of liquidated damages). The Group includes variable consideration in the estimated transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. The Group’s estimates of variable consideration and determination of whether to include estimated amounts in transaction price are based largely on an assessment of its anticipated performance and all information (historical, current and forecasted) that is reasonably available to the Group.

The effect of variable consideration on the transaction price of a performance obligation is recognized as an adjustment to revenue on a cumulative catch-up basis. To the extent unapproved change orders and claims reflected in transaction price (or excluded from transaction price in the case of liquidated damages) are not resolved in the Group’s favor, or to the extent incentives reflected in transaction price are not earned, there could be reductions in, or reversals of, previously recognized revenue.

(ii) Performance obligations satisfied at a point-in-time (Trading and manufacturing)

Revenue for our trading and manufacturing contracts is recognized at a point in time. The Group recognizes revenue at the amount to which it expects to be entitled when control of the products is transferred to its customers. Control is generally transferred when the Group has a present right to payment and title and the significant risks and rewards of ownership of products are transferred to its customers. For most of the Group’s products sales, control transfers when products are delivered to the customer. Payment for products sales is collected within a short period following transfer of control, as applicable.

Research and development costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately US$35,000, US$184,000 and US$163,000 for the years ended December 31, 2019, 2018 and 2017 respectively and were included in “Selling and Administrative expenses” in the Group’s consolidated statements of operations and comprehensive income / (loss).

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately US$13,000, US$16,000 and US$13,000 for the years ended December 31, 2019, 2018 and 2017 respectively and were included in “Selling and Administrative expenses” in the Group’s consolidated statements of operations and comprehensive income / (loss).

Income taxes

The Group follows the liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recorded for future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that are expected to be in effect when the underlying assets or liabilities are recovered or settled. The Group also evaluates whether the recorded deferred tax assets and valuation allowances can be realized and, when necessary, reduces the amounts to what is expected to be realized.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, and bank deposits with original maturities of three months or less, all of which are unrestricted as to withdrawal. There were no cash equivalents as of December 31, 2019 and 2018.

Restricted cash	Restricted cash represents cash deposits retained with banks in the PRC for issuance of performance guarantees to the customers.
Accounts receivable and allowance for doubtful accounts

The Group does not charge interest to its customers and carries its customer receivables at their face amounts, less an allowance for doubtful accounts. As is common practice in the industry, the Group classifies all accounts receivable as current assets.

The Group grants trade credit, on a non-collateralized basis, to its customers and is subject to potential credit risk related to changes in business and overall economic activity. The Group analyzes specific accounts receivable balances, historical bad debts, customer credit-worthiness, current economic trends and changes in customer payment terms when evaluating the adequacy of the allowance for doubtful accounts. In the event that a customer balance is deemed to be uncollectible, the account balance is written-off against the allowance for doubtful accounts.

Contracts in progress

The timing of revenue recognition, billings and costs incurred results in billed accounts receivable and costs and estimated earnings in excess of billings on uncompleted contracts (contract assets) on the consolidated balance sheet. For performance obligations satisfied over time, amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g. weekly or monthly) or upon achievement of contractual milestones. Typically, bills for advances or deposits from customers, before revenue is recognized, result in billings in excess of costs and estimated earnings on uncompleted contracts (contract liabilities). However, the Group occasionally bills subsequent to revenue recognition, resulting in contract assets. These assets and liabilities are reported on the consolidated balance sheet on a contract-by-contract basis at the end of each reporting period.

Inventories

Inventories are measured using the first-in, first-out method and are stated at the lower of cost or net realizable value. Cost of finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity. Allowance is made for obsolete, slow moving or defective items, where appropriate.

Property, plant and equipment and land use right, net

Property, plant and equipment is carried at cost. Major modifications or refurbishments which extend the useful life of the assets are capitalized and depreciated over the adjusted remaining useful life of the assets. Upon retirement or disposition of property, plant and equipment, the cost and related accumulated depreciation are removed and any resulting gain or loss is recognized in consolidated income from operations. The cost of maintenance and repairs is charged to expense as incurred. Property, plant and equipment is reviewed for impairment and tested for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying value of property, plant and equipment exceeds its fair value, an impairment charge would be recorded in the consolidated statement of operations.

Depreciation of property, plant and equipment are computed using the straight-line method over the assets’ estimated useful lives as follows:

Office premises	47 to 51 years
Leasehold improvements whichever is less	over terms of the leases or the useful lives
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

Long-term investment

The Group has elected to apply the measurement alternative to equity securities without readily determinable fair values. As such, the Group’s non-marketable equity securities are measured at cost, less any impairment, and are adjusted for changes in fair value resulting from observable transactions for identical or similar investments of the investee.

Leases

On January 1, 2019, the Group adopted ASU No. 2016-02, Leases (Topic 842) using the modified retrospective method. Under this guidance, the net present value of future lease payments are recorded as right-of-use assets and liabilities. In addition, the Group elected the ‘package of practical expedients’ permitted under the transition guidance within the new standard, which among other things, allowed the Group to carry forward the historical lease classification. In addition, the Group elected not to utilize the hindsight practical expedient to determine the lease term for existing leases. The Group elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Group did not recognize right-of-use assets or lease liabilities, including not recognizing right-of-use assets or lease liabilities for existing short-term leases of those assets in transition. The Group also elected to separate lease and non-lease components for our real estate leases.

The Group enters into non-cancelable leases for some of our facility needs. These leases allow the Group to conserve cash by paying a monthly lease rental fee for the use of facilities rather than purchasing them.

The Group’s leases have remaining terms ranging from one to three years, and some of which may include options to terminate the leases within one year. Currently, all the Group’s leases contain fixed payment terms. The Group may decide to cancel or terminate a lease before the end of its term, in which case we are typically liable to the lessor for the remaining lease payments under the term of the lease. Additionally, all of the Group’s month-to-month leases are cancelable, by the Group or the lessor, at any time and are not included in our right-of-use asset or liability. Leases are accounted for as operating or finance leases, depending on the terms of the lease.

Operating right-of-use leases are included in operating lease right-of-use assets, current portion of operating lease obligations and operating lease obligations, net of current maturities on the Group’s consolidated balance sheets, as appropriate. Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Group’s leases do not provide an implicit rate to calculate present value, the Group determines this rate by estimating the Group’s incremental borrowing rate, utilizing the borrowing rates associated with the Group’s various debt instruments. The operating lease right-of-use asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

On January 1, 2019, the Group also adopted ASU No. 2016-02, Leases (Topic 842) for its long term lease as lessor.

Prior to January, 2019 the Group accounted for its leases in accordance with Leases (Topic 840). Leases with characteristics of operating leases were expensed on a straight-line basis over the life of the lease on the Group’s consolidated statements of operations and comprehensive income / (loss).

Impairment of goodwill

The Group annually performs a qualitative analysis that includes reviewing the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, or whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. After a qualitative analysis indicates an impairment test is needed, the Group completes a two-step goodwill impairment test. The first step is to compare the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step is to compare the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Group performed the annual impairment tests on December 31 of each year. Based on the Group’s assessment, the Group recorded no goodwill impairment losses during the years ended December 31, 2019, 2018 and 2017, respectively.

Functional currencies and foreign currency translation

For foreign operations where substantially all monetary transactions are in the local currency, we use the local currency as our functional currency. The effects of translating financial statements of foreign operations into our reporting currency are recognized as a cumulative translation adjustment, net of tax in “Accumulated other comprehensive income” in the consolidated statements of shareholders’ equity. Gains or losses on foreign currency transactions are recorded in income in the period in which they are incurred.

Comprehensive income / (loss)

We account for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”, which specifies the computation, presentation and disclosure requirements for comprehensive income / (loss). Comprehensive income / (loss) consists of net income / (loss) and foreign currency translation adjustments, primarily from fluctuations in foreign currency exchange rates of our foreign subsidiaries with a functional currency other than the U.S. dollar.

Ordinary share

On November 22, 2011, the Company filed Amended and Restated Memorandum and Articles of Association with the Registry of Corporate Affairs of the BVI Financial Services Commission that on November 29, 2011 became effective as of the filing date to amend the Company’s ordinary shares of US$0.01 par value capital stock to no par value capital stock. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

On October 8, 2019, the Company issued bonus shares at the rate of one ordinary share for every two ordinary shares held, creating 1,030,950 new shares of common stock.

Net income per ordinary share

The Group computes net income per ordinary share using the treasury stock method. Under the treasury stock method, basic earnings per share attributable to Euro Tech Holdings Company Limited are computed by dividing net income attributable to Euro Tech Holdings Company Limited by the weighted average number of ordinary shares outstanding during the period. The Group reports both basic earnings per share, which is based on the weighted average number of ordinary shares outstanding, and diluted earnings per share, which is based on the weighted average number of ordinary shares outstanding and all dilutive potential ordinary shares outstanding.

Outstanding stock options are the only dilutive potential shares of the Company.

Stock-based compensation

The Group determines compensation expense for stock-based awards based on the estimated fair values at the grant date and recognizes the related compensation expense over the vesting period. The Group uses the straight-line amortization method to recognize compensation expense related to stock-based awards that have only service conditions. This method recognizes stock compensation expense on a straight-line basis over the requisite service period for the entire award.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include accounts receivable, net, equity method investment, impairment of goodwill and long-lived assets (useful life of long-lived assets disclosed in note 2(n)), income taxes, share-based compensation, contract assets and contract liabilities. Actual results could differ from those estimates.

Related parties

Related parties are affiliates of the Group; entities for which investments are accounted for by the equity method by the Group;trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the Group; its management; members of the immediate families of principal owners of the Group and its management; and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

Segment information

The Group reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Group’s reportable segments. The Group categorises its operations into two business segments: Trading and manufacturing, and Engineering.

Concentrations

Financial instruments that potentially subject the Group to a concentration of credit risk consist principally of cash and cash equivalents and accounts receivable, net. The Group maintains substantially all of its cash and cash equivalent balances with large financial institutions which are believed to be high quality institutions.

The Group is subject to a concentration of risk because it derives a significant portion of its revenues from a few customers. The Group’s top customers accounting for more than 5% of the Group’s revenue generated approximately 34%, 22%, and 27% of consolidated revenues for the years ended December 31, 2019, 2018 and 2017, respectively. For the years ended December 31, 2019, 2018 and 2017, two customers (Customer A: 19%; Customer B: 10%) (2018: one customer (Customer A: 15%) and 2017: one customer (Customer A: 10%)) accounted for more than 10.0% of annual revenues.

The Group grants trade credit under contractual payment terms, generally without collateral, to its customers, which include high credit quality electric utilities, general contractors, owners and managers of industrial properties and government departments.

Consequently, the Group is subject to potential credit risk related to changes in business and economic factors. At December 31, 2019 and 2018, one of the Group’s customers individually exceeded 10.0% of accounts receivable, net. The Group believes the terms and conditions in its contracts, billing and collection policies are adequate to minimize the potential credit risk.

Finance costs	Interest relating to loans repaid is expensed in the period the repayment occurs.
Warranties

The suppliers of the Group offer a standard one-year warranty to end customers of the Group. The Group only provides labour service to repair or replace parts. The Group does not maintain a general warranty reserve because historically labour costs for such repair or replacement have been de minimis.

Shipping and handling costs	Amounts billed to customers related to shipping and handling are classified as revenues, and the Group’s shipping and handling costs are included in cost of revenues.
Statutory reserves

The Group is required to make appropriation to reserve funds, comprising the statutory reserve fund and statutory staff welfare fund, based on after-tax net income determined with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the statutory reserve fund is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve fund is equal to 50% of the entities’ registered capital.

Fair value measurement

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs to be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, net, prepayments and other current assets, contract assets without readily determinable fair value, equity method investment, accounts payable, bank borrowings, contract liabilities and other payables and accrued expenses.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, net, prepayments and other current assets, contract assets, accounts payable, bank borrowings, contract liabilities and other payables and accrued expenses approximate their fair value due to their short-term maturities.

Going concern

As shown in Note 23 (iii) of accompanying consolidated financial statements, the operations and business results of the Group could be materially adversely affected by coronavirus, which creates an uncertainty about the Group’s ability to continue as a going concern. Management’s plan with new contracts with customers will alleviate such uncertainty.

Recent accounting pronouncements

Changes to GAAP are typically established by the FASB in the form of accounting standards updates (“ASUs”) to the FASB’s ASC. The Group considers the applicability and impact of all ASUs. The Group, based on its assessment, determined that any recently issued or proposed ASUs not listed below are either not applicable to the Group or may have minimal impact on its consolidated financial statements.

Recently adopted accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The amendments under this pronouncement changed the way all leases with durations in excess of one year are treated. Under this guidance, lessees are required to recognize virtually all leases on the balance sheet as a right-of-use asset and an associated finance lease liability or operating lease liability. The right-of-use asset represents the lessee’s right to use, or control the use of, a specified asset for the specified lease term. The lease liability represents the lessee’s obligation to make lease payments arising from the lease, measured on a discounted basis. Based on certain characteristics, leases are classified as finance leases or operating leases. Finance lease liabilities, which contain provisions similar to capitalized leases under the prior accounting standards, are amortized as amortization expense and interest expense in the statement of operations. On January 1, 2019, the Group adopted ASU No. 2016-02, Leases (Topic 842) using the modified retrospective method. The modified retrospective basis provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a full retrospective approach using the cumulative-effect approach for recording the transition adjustment as of the effective date. Financial results reported in prior periods are unchanged. See Note 3 - Lease obligations for further information related to the Group’s accounting policy and transition disclosures associated with the adoption of this pronouncement.

Recently issued accounting pronouncements

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which simplifies the subsequent measurement of goodwill, through elimination of Step 2 from the goodwill impairment test. Instead, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The guidance requires application on a prospective basis. The Group does not expect that this pronouncement will have a significant impact on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, which introduced an expected credit loss methodology for the measurement and recognition of credit losses on most financial instruments, including trade receivables and off-balance sheet credit exposures. Under this guidance, an entity is required to consider a broader range of information to estimate expected credit losses, which may result in earlier recognition of losses. This ASU also requires disclosure of information regarding how a company developed its allowance, including changes in the factors that influenced management’s estimate of expected credit losses and the reasons for those changes. The ASU and its related clarifying updates are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The adoption of this standard will be through a cumulative-effect adjustment to retained earnings as of the effective date. Based on our historical experience, the Group does not expect that this pronouncement will have a significant impact in its consolidated financial statements or on the estimate of the allowance for uncollectable accounts.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements for Level 1, Level 2 and Level 3 instruments in the fair value hierarchy. The guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted for any eliminated or modified disclosures. The adoption of this standard is not expected to have a material impact on the Group’s consolidated financial statements or disclosures.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes, eliminates certain exceptions within ASC No. 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistent application among reporting entities. The guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. Upon adoption, the Group must apply certain aspects of this standard retrospectively for all periods presented while other aspects are applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The Group is evaluating the impact this update will have on its consolidated financial statements.

ZHEJIANG TIANLAN
Basis of presentation

The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and the financial statement rules and regulations of the Securities and Exchange Commission (“SEC”). References for Financial Accounting Standards Board (“FASB”) standards are made to the FASB Accounting Standards Codification (“ASC”).

Basis of consolidation

The accompanying consolidated financial statements include the results of operations of the Company and its subsidiaries. Significant intercompany transactions and balances have been eliminated. Certain reclassifications were made to prior year amounts to conform to the current year presentation.

Subsidiaries

Subsidiaries are all entities over which the Group has control; has the power to appoint or remove the majority of the members of the board of directors; has the right to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Revenue recognition

Our revenue is derived from long-term contracts for customers in our construction and installation services and short-term contracts for sales activities. Accounting treatment for these contracts in accordance with ASU No. 2014-09 ASC Topic 606, Revenue from Contracts with Customers), is as follows:

(i)	Performance obligations satisfied over time (Construction and installation services)

Recognition of performance obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in the new revenue standard. The contract transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. Construction and installation services projects typically span between 12 to 36 months. The majority of our contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, is not distinct. Some contracts have multiple performance obligations, most commonly due to the contract covering multiple phases of the project life cycle (design and construction).

Revenues are recognized as our obligations are satisfied over time, using the ratio of project costs incurred to estimated total costs for each contract (i.e. input method) because of the continuous transfer of control to the customer as all of the work is performed at the customer’s site and, therefore, the customer controls the asset as it is being constructed. This continuous transfer of control to the customer is further supported by clauses in the contract that allow the customer to unilaterally terminate the contract for convenience, pay the Group for costs incurred plus a reasonable profit and take control of any work in process. This cost-to-cost measure is used because management considers it to be the best available measure of progress on these contracts. Contract costs include all direct material, labor, subcontract and other costs.

Items excluded from cost-to-cost

Pre-contract costs are generally not material and are charged to expense as incurred, but in certain cases pre-contract recognition may be deferred if specific probability criteria are met.

Variable consideration

Contract modifications through change orders, claims and incentives are routine in the performance of the Group’s contracts to account for changes in the contract specifications or requirements. In most instances, contract modifications are not distinct from the existing contract due to the significant integration service provided in the contract and are accounted for as a modification of the existing contract and performance obligation. Either the Group or its customers may initiate change orders, which may include changes in specifications or designs, manner of performance, facilities, equipment, materials, sites and period of completion of the work. Change orders that are unapproved as to both price and scope are evaluated as claims. The Group considers claims to be amounts in excess of approved contract prices that the Group seeks to collect from its customers or others for customer - caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs. The Group estimates variable consideration for a performance obligation at the most likely amount to which the Group expects to be entitled (or the most likely amount the Group expects to incur in the case of liquidated damages), utilizing estimation methods that best predict the amount of consideration to which the Group will be entitled (or will be incurred in the case of liquidated damages). The Group includes variable consideration in the estimated transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. The Group’s estimates of variable consideration and determination of whether to include estimated amounts in transaction price are based largely on an assessment of its anticipated performance and all information (historical, current and forecasted) that is reasonably available to the Group.

The effect of variable consideration on the transaction price of a performance obligation is recognized as an adjustment to revenue on a cumulative catch-up basis. To the extent unapproved change orders and claims reflected in transaction price (or excluded from transaction price in the case of liquidated damages) are not resolved in the Group’s favor, or to the extent incentives reflected in transaction price are not earned, there could be reductions in, or reversals of, previously recognized revenue.

(ii)	Performance obligations satisfied at a point-in-time (Sales of equipment)

Revenue for our sales contracts is recognized at a point in time. The Group recognizes revenue at the amount to which it expects to be entitled when control of the products is transferred to its customers. Control is generally transferred when the Group has a present right to payment and title and the significant risks and rewards of ownership of products are transferred to its customers. For most of the Group’s products sales, control transfers when products are delivered to the customer. Payment for products sales is collected within a short period following transfer of control, as applicable.

Research and development costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately RMB19,018,000, RMB14,363,000 and RMB12,873,000 for the years ended December 31, 2019, 2018 and 2017 respectively and were included in “Selling and administrative expenses” in the Group’s consolidated statements of operations.

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately RMB Nil, RMB Nil and RMB4,000 for the years ended December 31, 2019, 2018 and 2017 respectively and were included in “Selling and administrative expenses” in the Group’s consolidated statements of operations.

Income taxes

The Group follows the liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recorded for future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that are expected to be in effect when the underlying assets or liabilities are recovered or settled. The Group also evaluates whether the recorded deferred tax assets and valuation allowances can be realized and, when necessary, reduces the amounts to what is expected to be realized.

Cash and cash equivalents

Cash and cash equivalents consist of bank deposits with original maturities of three months or less, all of which are unrestricted as to withdrawal and uninsured. There were no cash equivalents as of December 31, 2019 and 2018.

Accounts receivable and allowance for doubtful accounts

The Group does not charge interest to its customers and carries its customer receivables at their face amounts, less an allowance for doubtful accounts. As is common practice in the industry, the Group classifies all accounts receivable as current assets.

The Group grants trade credit, on a non-collateralized basis, to its customers and is subject to potential credit risk related to changes in business and overall economic activity. The Group analyzes specific accounts receivable balances, historical bad debts, customer credit-worthiness, current economic trends and changes in customer payment terms when evaluating the adequacy of the allowance for doubtful accounts. In the event that a customer balance is deemed to be uncollectible, the account balance is written-off against the allowance for doubtful accounts.

Contracts in progress

The timing of revenue recognition, billings and costs incurred results in billed accounts receivable and costs and estimated earnings in excess of billings on uncompleted contracts (contract assets) on the consolidated balance sheet. For performance obligations satisfied over time, amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g. weekly or monthly) or upon achievement of contractual milestones. Typically, bills for advances or deposits from customers, before revenue is recognized, result in billings in excess of costs and estimated earnings on uncompleted contracts (contract liabilities). However, the Group occasionally bills subsequent to revenue recognition, resulting in contract assets. These assets and liabilities are reported on the consolidated balance sheet on a contract-by-contract basis at the end of each reporting period.

Inventories

Inventories are measured using the weighted average method and are stated at the lower of cost or net realizable value. Cost of finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity.

Property, plant and equipment and land use right, net

Property, plant and equipment is carried at cost. Major modifications or refurbishments which extend the useful life of the assets are capitalized and depreciated over the adjusted remaining useful life of the assets. Upon retirement or disposition of property, plant and equipment, the cost and related accumulated depreciation are removed and any resulting gain or loss is recognized in consolidated income from operations. The cost of maintenance and repairs is charged to expense as incurred. Property, plant and equipment is reviewed for impairment and tested for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying value of property, plant and equipment exceeds its fair value, an impairment charge would be recorded in the consolidated statement of operations.

Land in the PRC is owned by the PRC government. The government in the PRC, according to PRC Law, may sell the right to use the land for a specific period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and are classified as land use right.

Depreciation of property, plant and equipment and amortization of land use right are computed using the straight-line method over the assets’ estimated useful lives as follows:

Land use right	Over terms of the leases
Buildings and leasehold improvements	11 to 50 years, with 5% residual value
Plant and machineries	5 to 10 years, with 5% residual value
Furniture, fixtures and office equipment	5 years, with 5% residual value
Motor vehicles	5 years, with 5% residual value

Intangible assets, net	The Group is currently amortizing its acquired intangible assets, consisted of patents and others, with finite-lived over periods generally ranging between three to twenty years.
Evaluating impairment of intangible assets

Our finite-lived intangible assets are amortized over their estimated remaining useful economic lives. When events or changes in circumstances indicate that finite-lived intangible assets may be impaired, an evaluation is performed. If the asset or asset group fails the recoverability test, we will perform a fair value measurement to determine and record an impairment charge. No impairment loss of intangible assets for the years ended December 31, 2019, 2018, and 2017 respectively.

Government grant income

Government grant income consisted of receipt of funds to subsidize the investment cost of technical development in China. No present or future obligation arises from the receipt of such amount.

Government grants are recognized in the consolidated balance sheet initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are recognized as income in the consolidated statement of operations on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in the consolidated statement of operations over the useful life of the asset by way of reduced depreciation expenses.

Leases

On January 1, 2019, the Group adopted ASU No. 2016-02, Leases (Topic 842) using the modified retrospective method. Under this guidance, the net present value of future lease payments are recorded as right-of-use assets and liabilities. In addition, the Group elected the ‘package of practical expedients’ permitted under the transition guidance within the new standard, which among other things, allowed the Group to carry forward the historical lease classification. In addition, the Group elected not to utilize the hindsight practical expedient to determine the lease term for existing leases.

The Group enters into non-cancelable leases for some of our facility and equipment needs.

The Group’s leases have remaining terms within one year. Currently, all the Group’s leases contain fixed payment terms. The Group may decide to cancel or terminate a lease before the end of its term, in which case we are typically liable to the lessor for the remaining lease payments under the term of the lease. Typically, the Group has purchase options on the facility and equipment underlying its finance leases. The Group may exercise some of these purchase options when the need for equipment is on-going and the purchase option price is attractive. Leases are accounted for as operating or finance leases, depending on the terms of the lease.

Finance leases

The Group leases certain facility and equipment under finance leases. The economic substance of the leases is a financing transaction for acquisition of the facility and equipment. Accordingly, the right-of-use assets for these leases are included on the Group’s consolidated balance sheets in property, plant and equipment, net of accumulated depreciation and impairment losses, with a corresponding amount recorded in current portion of finance lease obligations or finance lease obligations, net of current maturities, as appropriate. The finance lease assets are amortized over the useful life of the leased asset with a purchase option that is reasonably certain of exercise, on a straight-line basis and included in depreciation expense. The financing component associated with finance lease obligations is included in interest expense. Generally, for the Group’s finance leases an implicit rate to calculate present value is provided in the lease agreement.

Prior to January, 2019 the Group accounted for its leases in accordance with Leases (Topic 840). Leases with the characteristics of capital leases were recorded at fair value on the Group’s consolidated balance sheets. The asset portion was included in property, plant and equipment on the Group’s consolidated balance sheets and was amortized as depreciation expense on the Group’s consolidated statements of operations. The liability portion was included on the Group’s consolidated balance sheets as current and long term portions of capital leases. These liabilities were amortized as interest expense and lease expense on the Group’s consolidated statements of operations.

Net income per ordinary share

The Group computes net income per ordinary share using the treasury stock method. Under the treasury stock method, basic earnings per share attributable to Zhejiang Tianlan Environmental Protection Technology Company Limited are computed by dividing net income attributable to Zhejiang Tianlan Environmental Protection Technology Company Limited by the weighted average number of ordinary shares outstanding during the period.

Share capital	Paid in capital refers to the registered capital paid up by the shareholders of the Company. At December 31, 2019, there were 82,572,000 shares (2018: 82,572,000 shares) issued.
Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include accounts receivable, net, equity method investment, impairment of goodwill and long-lived assets, income taxes, share-based compensation, contract assets and contract liabilities. Actual results could differ from those estimates.

Related parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Concentrations

Financial instruments that potentially subject the Group to a concentration of credit risk consist principally of cash and cash equivalents and accounts receivable, net. The Group maintains substantially all of its cash and cash equivalent balances with large financial institutions which are believed to be high quality institutions.

The Group is subject to a concentration of risk because it derives a significant portion of its revenues from a few customers. The Group’s top five customers accounted for approximately 40.48%, 31.02%, and 34.91% of consolidated revenues for the years ended December 31, 2019, 2018 and 2017, respectively. For the years ended December 31, 2019, 2018 and 2017, one customer accounted for 16.7%, 13.5% and 12% of annual revenues, respectively.

The Group grants trade credit under contractual payment terms, generally without collateral, to its customers, which include high credit quality electric utilities, general contractors, owners and managers of industrial properties.

Consequently, the Group is subject to potential credit risk related to changes in business and economic factors. At December 31, 2019 and 2018, none of the Group’s customers individually exceeded 10.0% of accounts receivable. The Group believes the terms and conditions in its contracts, billing and collection policies are adequate to minimize the potential credit risk.

Finance costs	Interest relating to loans repaid is expensed in the period the repayment occurs.
Warranties

The suppliers of the Group offer a standard one-year warranty to end customer of the Group. The Group only provides labour service to repair or replace parts. The Group does not maintain a general warranty reserve because historically labour costs for such repair or replacement have been de minimis.

Shipping and handling costs	Amounts billed to customers related to shipping and handling are classified as revenues, and the Group’s shipping and handling costs are included in cost of revenues.
Statutory reserves

The Group is required to make appropriation to reserve, comprising the PRC statutory reserve, based on after-tax net income determined with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the PRC statutory reserve are required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserveis equal to 50% of the entities’ registered capital.

Fair value measurement

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs to be used to measure fair value include:

Level 1 Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments include cash and cash equivalents, accounts receivable, net, prepayments and other current assets, contract assets without readily determinable fair value, bank borrowings, accounts payable, other payables and accrued expenses and contract liabilities.

The carrying values of cash and cash equivalents, accounts receivable, net, prepayments and other current assets, contract assets, bank borrowings, accounts payable, other payables and accrued expenses and contract liabilities approximate their fair value due to their short-term maturities.

Going concern

As shown in the Note 23 of accompanying consolidated financial statements, the operations and business results of the Group could be materially adversely affected by coronavirus, which creates an uncertainty about the Group’s ability to continue as a going concern. Management’s plan with new contracts with customers will alleviate such uncertainty.

Long-term investments

The Group has elected to apply the measurement alternative to equity securities without readily determinable fair values. As such, the Gorup’s non-marketable equity securities are measured at cost, less any impairment, and are adjusted for changes in fair value resulting from observable transactions for identical or similar investments of the investee.

Recent accounting pronouncements

Changes to GAAP are typically established by the FASB in the form of accounting standards updates (“ASUs”) to the FASB’s ASC. The Group considers the applicability and impact of all ASUs. The Group, based on its assessment, determined that any recently issued or proposed ASUs not listed below are either not applicable to the Group or may have minimal impact on its consolidated financial statements.

Recently adopted accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The amendments under this pronouncement changed the way all leases with durations in excess of one year are treated. Under this guidance, lessees are required to recognize virtually all leases on the balance sheet as a right-of-use asset and an associated finance lease liability or operating lease liability. The right-of-use asset represents the lessee’s right to use, or control the use of, a specified asset for the specified lease term. The lease liability represents the lessee’s obligation to make lease payments arising from the lease, measured on a discounted basis. Based on certain characteristics, leases are classified as finance leases or operating leases. Finance lease liabilities, which contain provisions similar to capitalized leases under the prior accounting standards, are amortized as amortization expense and interest expense in the statement of operations. On January 1, 2019, the Group adopted ASU No. 2016-02, Leases (Topic 842) using the modified retrospective method. The modified retrospective basis provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a full retrospective approach using the cumulative-effect approach for recording the transition adjustment as of the effective date. Financial results reported in prior periods are unchanged. See Note 3 - Lease obligations for further information related to the Group’s accounting policy and transition disclosures associated with the adoption of this pronouncement.

Recently issued accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, which introduced an expected credit loss methodology for the measurement and recognition of credit losses on most financial instruments, including trade receivables and off-balance sheet credit exposures. Under this guidance, an entity is required to consider a broader range of information to estimate expected credit losses, which may result in earlier recognition of losses. This ASU also requires disclosure of information regarding how a company developed its allowance, including changes in the factors that influenced management’s estimate of expected credit losses and the reasons for those changes. The ASU and its related clarifying updates are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The adoption of this standard will be through a cumulative-effect adjustment to retained earnings as of the effective date. Based on our historical experience, the Group does not expect that this pronouncement will have a significant impact in its consolidated financial statements or on the estimate of the allowance for uncollectable accounts.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements for Level 1, Level 2 and Level 3 instruments in the fair value hierarchy. The guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted for any eliminated or modified disclosures. The adoption of this standard is not expected to have a material impact on the Group’s consolidated financial statements or disclosures.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistent application among reporting entities. The guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. Upon adoption, the Group must apply certain aspects of this standard retrospectively for all periods presented while other aspects are applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The Group is evaluating the impact this update will have on its consolidated financial statements.